INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effective tax rate reconciliation:
Tax benefit computed at the maximum federal statutory rate	(34.00%)	(34.00%)
State tax rate, net of federal tax benefit	(4.50%)	(4.50%)
Increase in valuation allowance	38.50%	38.50%
Effective income tax rate	0.00%	0.00%
Deferred tax assets:
Deferred tax assets	$ 7,112,381	$ 4,409,729
Less valuation allowance	(7,112,381)	(4,409,729)
Net deferred tax assets
Net operating loss carryforwards	$ 18,473,717
Net operating loss carryforwards expiration date	Dec. 31, 2033